EXPLORATION AND EVALUATION ASSETS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Assets	$ 3,862.1	$ 3,961.0
Saramacca Project
Disclosure of detailed information about property, plant and equipment [line items]
Assets		64.6
Disposal Of Interest In Cote Gold Project
Disclosure of detailed information about property, plant and equipment [line items]
Assets		$ 417.7